DERIVATIVES AND HEDGING (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Derivative instruments	$ 20,168	$ 2,984
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	20,168	2,984
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	0	0
Foreign exchange contracts | Prepaid expenses and other current assets | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	$ 20,168	$ 2,984
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current